10-Q BUSINESS COMBINATION - Pro Forma Financial Information (Details) - LMA and Abacus - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Proforma revenue	$ 13,294,318	$ 79,588,733	$ 69,917,015
Proforma net income	$ 7,433,278	$ 8,541,727	$ 31,629,781